STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating costs and expenses:
Research and development	$ (601)	$ (247)	$ (89)
General and administrative expenses	(676)	(609)	(348)
Operating loss	(1,277)	(856)	(437)
Financial incomes (expenses), net (Note 10b)	(3)	(29)	(240)
Loss before taxes	(1,280)	(885)	(677)
Loss	$ (1,280)	$ (885)	$ (677)
Loss per share:
Basic and diluted net loss per share	$ (0.13)	$ (0.10)	$ (0.08)
Total comprehensive income (loss)	$ (1,280)	$ (885)	$ (677)
Weighted average number of shares used in computing basic and diluted loss per share	9,878,861	8,839,965	8,832,385